AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 79.3%
Communication Services - 16.6%
Alphabet, Inc., Class C (United States)*	20,000	$2,080,000
Bolloré SE (France)	2,750,000	16,999,520
Fox Corp., Class B (United States)	130,000	4,070,300
News Corp., Class A (United States)	130,000	2,245,100
Reading International, Inc., Class A (United States)*	320,000	1,040,000
Tohokushinsha Film Corp. (Japan)	200,000	1,069,896
The Walt Disney Co. (United States)*	10,000	1,001,300

Total Communication Services		28,506,116
Consumer Discretionary - 10.1%
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	347,166
Continental AG (Germany)	10,000	749,294
Daewon San Up Co., Ltd. (South Korea)	96,817	457,625
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	160,000	1,466,799
HI-LEX Corp. (Japan)	730,000	6,691,100
Hyundai Home Shopping Network Corp. (South Korea)	100,000	3,720,194
Hyundai Mobis Co., Ltd. (South Korea)	20,000	3,321,795
Rinnai Corp. (Japan)	24,000	587,785

Total Consumer Discretionary		17,341,758
Consumer Staples - 7.7%
Associated British Foods PLC (United Kingdom)	125,000	2,999,739
Hengan International Group Co., Ltd. (China)	37,000	171,386
KT&G Corp. (South Korea)	100,000	6,426,793
Naked Wines PLC (United Kingdom)*	256,424	322,939
PepsiCo, Inc. (United States)	9,000	1,640,700
The Procter & Gamble Co. (United States)	11,000	1,635,590

Total Consumer Staples		13,197,147
Energy - 11.5%
Amplify Energy Corp. (United States)*	115,000	790,050
Canadian Natural Resources, Ltd. (Canada)	210,000	11,623,500
Total Energy Services, Inc. (Canada)	1,000,000	6,126,526
Weatherford International PLC (United States)*	20,000	1,187,000

Total Energy		19,727,076
Financials - 1.8%
The Charles Schwab Corp. (United States)	30,000	1,571,400
State Street Corp. (United States)	20,000	1,513,800

Total Financials		3,085,200
Health Care - 1.8%
Johnson & Johnson (United States)	8,000	1,240,000
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	187,689
	Shares	Value

Medipal Holdings Corp. (Japan)	130,000	$1,771,699

Total Health Care		3,199,388
Industrials - 21.2%
Brenntag SE (Germany)	40,000	3,010,249
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,522,380
Cie de L'Odet SE (France)	4,500	6,976,752
Komelon Corp. (South Korea)	80,000	582,178
Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	4,465,632
Parker Corp. (Japan)	172,500	781,620
Rix Corp. (Japan)	60,000	1,138,416
Sam Yung Trading Co., Ltd. (South Korea)	117,333	1,203,970
Samsung C&T Corp. (South Korea)	86,000	7,161,957
Sekisui Jushi Corp. (Japan)	120,000	1,887,609
U-Haul Holding Co. (United States)	6,000	357,900
U-Haul Holding Co., Non-Voting Shares (United States)	60,000	3,111,000
Yuasa Trading Co., Ltd. (Japan)	110,000	3,150,163

Total Industrials		36,349,826
Information Technology - 5.2%
CAC Holdings Corp. (Japan)	240,000	3,053,609
Cognizant Technology Solutions Corp., Class A (United States)	25,000	1,523,250
Hochiki Corp. (Japan)	160,000	1,872,488
INFOvine Co., Ltd. (South Korea)	20,000	453,753
Microsoft Corp. (United States)	7,000	2,018,100

Total Information Technology		8,921,200
Materials - 3.4%
KISCO Holdings Co., Ltd. (South Korea)	70,000	1,089,825
Kohsoku Corp. (Japan)	90,000	1,366,614
Nihon Parkerizing Co., Ltd. (Japan)	250,000	1,879,190
The Pack Corp. (Japan)	70,000	1,565,316

Total Materials		5,900,945

Total Common Stocks (Cost $120,761,221)		136,228,656

Principal Amount
Corporate Bonds and Notes - 0.0%#
Industrials - 0.0%#
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[1] (Cost $ 72,000)	$72,000	73,877

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 11.0%
Consumer Discretionary - 2.3%
Hyundai Motor Co., 7.270% (South Korea)	55,000	$3,998,450
Consumer Staples - 0.8%
Amorepacific Corp., 2.080% (South Korea)	25,000	854,030
LG Household & Health Care Co., Ltd., 3.960% (South Korea)	2,100	400,474

Total Consumer Staples		1,254,504
Industrials - 0.0%#
Sebang Co., Ltd., 2.770% (South Korea)	6,126	47,157
Information Technology - 7.9%
Samsung Electronics Co., Ltd., 2.620% (South Korea)	325,000	13,524,747

Total Preferred Stocks (Cost $21,195,492)		18,824,858
	Shares	Value

Short-Term Investments - 8.5%
Other Investment Companies - 8.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%[2]	5,848,387	$5,848,387
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[2]	8,772,580	8,772,580

Total Short-Term Investments (Cost $14,620,967)		14,620,967
Total Investments - 98.8% (Cost $156,649,680)		169,748,358
Other Assets, less Liabilities - 1.2%		1,982,085
Net Assets - 100.0%		$171,730,443

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of this security amounted to $73,877 or less than 0.05% of net assets.
[2]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$10,456,912	$25,892,914	—	$36,349,826
Communication Services	10,436,700	18,069,416	—	28,506,116
Energy	19,727,076	—	—	19,727,076
Consumer Discretionary	347,166	16,994,592	—	17,341,758
Consumer Staples	3,276,290	9,920,857	—	13,197,147
Information Technology	3,541,350	5,379,850	—	8,921,200
Materials	—	5,900,945	—	5,900,945
Health Care	1,240,000	1,959,388	—	3,199,388
Financials	3,085,200	—	—	3,085,200
Corporate Bonds and Notes†	—	73,877	—	73,877
Preferred Stocks†	—	18,824,858	—	18,824,858
Short-Term Investments
Other Investment Companies	14,620,967	—	—	14,620,967
Total Investments in Securities	$66,731,661	$103,016,697	—	$169,748,358

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Bermuda	2.9
Canada	11.5
China	0.1
France	15.5
Germany	2.4
Japan	17.6
Malaysia	1.6
South Korea	28.8
United Kingdom	2.2
United States	17.4
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.